Colonial
                                  Intermediate
                                  High Income
                                      Fund


                                 Annual Report
                                October 31, 1996

                     Colonial Intermediate High Income Fund
                                   Highlights
                      November 1, 1995 - October 31, 1996

Investment Objective: Colonial Intermediate High Income Fund seeks to provide high current income by investing in high yield fixed-income securities.

The Fund is designed to offer:
      [check mark]                 High monthly income potential
      [check mark]                 Attractive long-term total return potential
      [check mark]                 Broad diversification

Portfolio Manager commentary: "High yield corporate bond issuers continue to benefit from improved earnings and low interest rates. Growth in the third quarter of 1996 was slower than in the first half of the year. However, it should be sufficient to support solid performance for high yield corporate bonds. The Fund is diversified across many industries and structured so that a downturn in any one industry should not have a major impact on the Fund. On July 15, 1996 the Fund redeemed its Senior Extendible Notes and replaced them with a three-year term loan. As a result of the redemption of the Notes, a number of investment restrictions required under those Notes have been eliminated. This will provide the Fund with added investment flexibility in pursuing high yield investments."
 - Andrea Feingold

Colonial Intermediate High Income Fund Performance

  Distributions declared per share                             $0.687
                                             NAV               Market Price
  12-month total return, assuming
  reinvestment of all distributions          15.14%            14.62%
  Price per share                            $6.89             $7.13

Top Corporate Issuers*
Top Five Sectors*

1. Revlon Worldwide         2.6%
2. Pathmark Stores          2.4%
3. Young Broadcasting       2.1%
4. Gulf Canada Resources    2.1%
5. Panamsat L.P. Stp        2.1%

1. Manufacturing           16.2%
2. Services                15.5%
3. Cable                    8.7%
4. Mining & Energy          8.1%
5. Chemicals                8.1%


*CORPORATE ISSUERS AND SECTOR BREAKDOWNS ARE CALCULATED AS A PERCENT OF TOTAL INVESTMENTS. BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO HOLD THESE ISSUERS OR INVEST IN THESE SECTORS IN THE FUTURE. INDUSTRY SECTORS IN THE FOLLOWING FINANCIAL STATEMENTS ARE BASED UPON THE STANDARD INDUSTRIAL CLASSIFICATIONS (SIC) PUBLISHED BY THE U.S. OFFICE OF MANAGEMENT AND BUDGET. THE SECTOR CLASSIFICATIONS USED ON THIS PAGE ARE BASED UPON COLONIAL'S DEFINED CRITERIA AS USED IN THE INVESTMENT PROCESS

      President's Message
      To Fund Shareholders

I am pleased to present your Fund's annual report for the period ended October 31, 1996. This report gives us the opportunity to share our analysis of the investment environment over the past 12 months.

[Picture of Harold W. Cogger]

The economy grew at a comfortable pace through the last quarter of 1995 and into 1996. A strong second quarter had some investors fearing the Federal Reserve would raise interest rates, and fixed income markets would suffer much as they did in 1994. The economy slowed on its own, however, and the interest rates held steady.

With continuing evidence of slowing economic activity, the high yield market is becoming more selective. In this market your management team has sold off some cyclical issues and has focused its purchases on the upper end of the credit spectrum. We expect subdued growth to continue into the first half of 1997, with the economy picking up again in the second half of the year. As always, we appreciate the opportunity to help you meet your investment goals.

Respectfully,

/s/ Harold W. Cogger
Harold W. Cogger
President
December 10, 1996

Because market conditions change frequently, there can be no assurance that the trends described herein will continue, come to pass or affect Fund performance.

                              INVESTMENT PORTFOLIO
                        OCTOBER 31, 1996 (IN THOUSANDS)

BONDS & NOTES (a) - 99.3%                                 PAR            VALUE
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS & NOTES - 97.4%
--------------------------------------------------------------------------------
AEROSPACE - DEFENSE - 1.5%
  K&F Industries, Inc.,
                      10.375%  09/01/04                 $ 1,835       $ 1,890
--------------------------------------------------------------------------------

CONSUMER NON-DURABLES - 43.4%
   Communications & Media - 18.2%
   Allbritton Communications Co.,
                      11.500%  08/15/04                   2,000         2,077
   Bell Cablemedia PLC,
    stepped coupon,
                     (11.950%  07/15/99)(b)               1,500         1,237
   Cablevision Systems Corp.,
                      10.750%  04/01/04                   2,000         2,030
   Comcast Corp.,
                      10.625%  07/15/12                   1,500         1,586
   Echostar Communications Corp.,
    stepped coupon,
           (12.875% 06/01/99)  06/01/04(b)                1,500         1,192
   Heritage Media Corp.,
                      11.000%  06/15/02                   1,000         1,067
   Insight Communications Co.,
                      11.250%  03/01/00                   2,000         1,980
   Marcus Cable Co., L.P.,
                      11.875%  10/01/05                   1,500         1,571
   NWCG Holding Corp.,
                          (c)  06/15/99                   2,000         1,635
   Nextel Communications, Inc.,
    stepped coupon,
              .750% 02/15/99)  08/15/04(b)                1,500           952
   Rogers Communications, Inc.,
                      10.875%  04/15/04                   2,000         2,060
   Sullivan Broadcasting, Inc.,
                      10.250%  12/15/05                   2,000         2,010
   Telewest Communication PLC,
                          (c)  10/01/07                   1,000           640
   Young Broadcasting Corp.,
                      11.750%  11/15/04                   2,500         2,650
                                                                       -------
                                                                       22,687
                                                                       -------

Consumer Products - 4.9%
   E&S Holdings Corp.,
                      10.375%  10/01/06 (d)               1,000         1,026

                   Investment Portfolio/October 31, 1996

   Gillett Holdings, Inc.,
                      12.250%  06/30/02                 $   267      $    280
   Intertek Finance PLC,
                      10.250%  11/01/06 (d)                 500           500
   Revlon Consumer Products Corp.,
                      10.500%  02/15/03                   1,000         1,042
   Revlon Worldwide Corp.,
                         (c)   03/15/98                   2,500         2,203
   Shop Vac Corp.,
                      10.625%  09/01/03 (d)               1,000         1,030
                                                                       -------
                                                                        6,081
                                                                       -------

   Entertainment & Leisure - 12.2%
   Casino Magic-Louisiana, Inc.,
                      13.000%  08/15/03 (d)               1,000         1,015
   Eldorado Resorts Corp.,
                      10.500%  08/15/06 (d)               1,750         1,829
   HMH Properties, Inc.,
                       9.500%  05/15/05                   1,500         1,515
   Harvey Casinos Resorts,
                      10.625%  06/01/06                   1,750         1,829
   Mohegan Tribal Gaming,
                      13.500%  11/15/02                   1,000         1,245
   Showboat, Inc.,
                      13.000%  08/01/09                   2,250         2,565
   Station Casinos, Inc.,
                      10.125%  03/15/06                   2,000         1,955
   Trump Atlantic City Associates,
                      11.250%  05/01/06                   1,750         1,662
   Trump Castle Funding Mortgage,
                      11.750%  11/15/03                     500           477
   Wyndham Hotel Corp.,
                      10.500%  05/15/06                   1,000         1,052
                                                                       -------
                                                                       15,144
                                                                       -------

   Food, Beverages, & Tobacco - 4.4%
   Chiquita Brands International, Inc.,
                      10.250%  11/01/06                   1,000         1,035
   FoodBrands America, Inc.,
                      10.750%  05/15/06                   1,750         1,820
   Pilgrim's Pride Corp.,
                      10.875%  08/01/03                     450           448
   Smiths Food & Drug Co.,
                      11.250%  05/15/07                   2,000         2,175
                                                                       -------
                                                                        5,478
                                                                       -------

                      Investment Portfolio/October 31, 1996
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS &
NOTES (a) - CONT.                                           PAR          VALUE
CONSUMER NON-DURABLES - CONT.
  Health Care - 1.3%
  OrNda Health Corp.,
                      11.375%  08/15/04                   $ 500       $   569
  Tenet Healthcare Corp.,
                      10.125%  03/01/05                   1,000         1,095
                                                                       -------
                                                                        1,664
                                                                       -------

  Retail Trade - 2.4%
  Pathmark Stores, Inc.:
                       9.625%  05/01/03                   1,000           978
                      11.625%  06/15/02                   2,000         2,065
                                                                       -------
                                                                        3,043
--------------------------------------------------------------------------------
ENERGY - 12.8%
  Domestic Oil & Gas - 8.7%
  Costilla Energy, Inc.,
                      10.250%  10/01/06                     350           348
  Falcon Drilling Co., Inc.,
   Series B,
                       9.750%  01/15/01                   1,000         1,030
  Gulf Canada Resources Ltd.,
                       9.250%  01/15/04                   2,500         2,594
  Mesa Operating Co.:
   stepped coupon,
                     (11.625%  07/01/01) 07/01/06(b)      1,000           660
                      10.625%  07/01/06                   1,250         1,322
  Nuevo Energy Co.,
                       9.500%  04/15/06                   2,100         2,168
  Santa Fe Energy Resources, Inc.,
                      11.000%  05/15/04                   1,500         1,657
  TransTexas Gas Corp.,
                      11.500%  06/15/02                   1,000         1,055
                                                                       -------
                                                                        10,834
                                                                       -------

  Oil & Gas Services - 4.1%
  California Energy Co., Inc.,
                       9.875%  06/30/03                   1,250         1,287
  Flores & Rucks, Inc.,
                      13.500%  12/01/04                   1,000         1,177
  Forcenergy, Inc.,
                       9.500%  11/01/06                     550           550
  Texas Petrochemical Corp.,
                      11.125%  07/01/06 (d)               2,000         2,105
                                                                       -------
                                                                        5,119
                                                                       -------

                        Investment Portfolio/October 31, 1996
--------------------------------------------------------------------------------
MANUFACTURING - 29.2%
  Capital Goods - 2.9%
  Collins & Aikman Products Co.,
                      11.500%  04/15/06                $  2,000      $  2,092
  Hayes Wheels International, Inc.,
                      11.000%  07/15/06                   1,500         1,560
                                                                       -------
                                                                        3,652
                                                                       -------

  Chemicals - 5.6%
  Agricultural Minerals Co., L.P.,
                      10.750%  09/30/03                   2,250         2,374
  Applied Extrusion Technologies, Inc.,
                      11.500%  04/01/02                   1,500         1,567
  N.L. Industries, Inc.,
                      11.750%  10/15/03                   2,000         2,067
  Trans-Resources Corp.,
                      11.875%  07/01/02                   1,000         1,020
                                                                       -------
                                                                        7,028
                                                                       -------

  Computers - 2.1%
  IMO Industries, Inc.,
                      11.750%  05/01/06                   1,500         1,545
  Unisys Corp.,
                      11.750%  10/15/04                   1,000         1,018
                                                                       -------
                                                                        2,563
                                                                       -------

  Consumer Durables - 2.6%
  Aftermarket Technology Corp.,
   Series B,
                      12.000%  08/01/04                   1,000         1,100
  Owens-Illinois, Inc.,
                      10.500%  06/15/02                   2,000         2,105
                                                                       -------
                                                                        3,205
                                                                       -------

  Diversified - 2.0%
  ISP Holdings, Inc.:
                       9.000%  10/15/03 (d)               1,000         1,003
                       9.750%  02/15/02 (d)               1,500         1,541
                                                                       -------
                                                                        2,544
                                                                       -------

  Housing - 1.5%
  Building Materials Corp. of America,
                          (c)  07/01/04                   1,000           825
  Clark-Schwebel, Inc.,
                      10.500%  04/15/06                   1,000         1,033
                                                                       -------
                                                                        1,858
                                                                       -------

                        Investment Portfolio/October 31, 1996
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS &
NOTES (a) - CONT.                                          PAR           VALUE
--------------------------------------------------------------------------------
MANUFACTURING - CONT.
  Metals & Minerals - 7.7%
  Algoma Steel, Inc.,
                      12.375%  07/15/05                $  1,500      $  1,558
  Earle M. Jorgensen & Co.,
                      10.750%  03/01/00                   1,665         1,665
  Euramax International, PLC.,
                      11.250%  10/01/06 (d)               1,000         1,018
  Kaiser Aluminum & Chemical Corp.,
                      12.750%  02/01/03                   2,000         2,070
  Renco Metals, Inc.,
                      11.500%  07/01/03                     500           523
  US Can Corp.,
                      10.125%  10/15/06 (d)               1,000         1,033
  United Meridian Corp.,
                      10.375%  10/15/05                   1,610         1,739
                                                                       -------
                                                                        9,606
                                                                       -------

  Other Manufacturing - 0.4%
  UNC, Inc.,
                      11.000%  06/01/06                     500           528
                                                                       -------

  Paper & Forest Products - 4.4%
  Florida Coast Paper Corp.,
                      12.750%  06/01/03                   1,750         1,846
  Repap Wisconsin, Inc.,
                       9.250%  02/01/02                   1,500         1,508
  Stone Container Corp.,
                      10.750%  10/01/02                   2,000         2,075
                                                                       -------
                                                                        5,429
--------------------------------------------------------------------------------
SERVICES - 1.5%
  Business
  Pierce Leahy Corp.,
                      11.125%  07/15/06 (d)               1,700         1,811

--------------------------------------------------------------------------------
TECHNOLOGY - 6.1%
  Telecommunications
  Brooks Fiber Properties, Inc.,
   stepped coupon,
           (10.875% 03/01/01)  03/01/06 (b)                 500           293
  ICG Holding, Inc.,
   stepped coupon,
           (13.500% 09/15/00)  09/15/05 (b)               1,000           660
  IntelCom Group (USA), Inc.,
   stepped coupon,
           (12.500% 05/01/01)  05/01/06 (b)               1,000           601

                  Investment Portfolio/October 31, 1996
--------------------------------------------------------------------------------

  MFS Communications, Inc.,
   stepped coupon,
            (8.875% 01/15/01)  01/15/06 (b)             $ 2,000      $  1,415
  Omnipoint Corp.,
                      11.625%  08/15/06 (d)                 500           511
  Paging Network, Inc.,
                       8.875%  02/01/06                     500           465
  PanAmSat Corp.,
   stepped coupon,
            (11.375% 8/01/98)  08/01/03 (b)               2,800         2,566
  Shared Technologies Fairchild, Inc.,
   stepped coupon,
           (12.250% 03/01/99)  03/01/06 (b)                 500           395
  WinStar Communications, Inc.,
   stepped coupon,
           (14.000% 10/15/00)  10/15/05 (b)               1,150           650
                                                                       -------
                                                                        7,556
--------------------------------------------------------------------------------
TRANSPORTATION - 2.9%
  Greenwich Air Services, Inc.,
                      10.500%  06/01/06                   1,500         1,568
  U.S. Air, Inc.,
                      10.375%  03/01/13                   2,000         2,000
                                                                       -------
                                                                        3,568
                                                                       -------
TOTAL CORPORATE FIXED - INCOME
  BONDS & NOTES (cost of $118,156)                                    121,288
                                                                       -------

U.S. GOVERNMENT OBLIGATIONS - 1.9%
--------------------------------------------------------------------------------
  U. S. Treasury Bond
                       6.375%  05/15/99                   2,000         2,024
                                                                       -------
  U. S. Treasury Note
                       7.750%  01/31/00                     301           317
                                                                       -------

TOTAL U.S. GOVERNMENT OBLIGATIONS (cost of $2,330)                      2,341
                                                                       -------

TOTAL BONDS & NOTES (cost of $120,486)                                123,629
                                                                       -------

COMMON STOCKS - 0.2%                                       SHARES
--------------------------------------------------------------------------------
ENERGY - 0.1%  Domestic Oil & Gas
  Mesa Capital Corp. (e)                                     26           119

--------------------------------------------------------------------------------
TRANSPORTATION - 0.1%
  Motor Freight & Warehousing
  St. Johnsbury Trucking Co. (e)(f)                          79            79

                      Investment Portfolio/October 31, 1996
--------------------------------------------------------------------------------
COMMON STOCKS - CONT.                                      SHARES      VALUE
--------------------------------------------------------------------------------
TRANSPORTATION - CONT.
  Motor Freight & Warehousing - Cont.
  Sun Carriers, Inc. (e)(f)                                  326         $   3
                                                                       -------
                                                                            82
                                                                       -------

TOTAL COMMON STOCKS (cost of $1,052)                                       201
                                                                       -------

PREFERRED STOCKS - 0.5%
--------------------------------------------------------------------------------
CONSUMER NON-DURABLES - 0.4%
  Communications & Media
  Cablevision Systems Corp.,
   11.125% PIK, Series L                                       5           489

--------------------------------------------------------------------------------
ENERGY/NATURAL RESOURCES - 0.1%
  Mesa Inc. 8.000% PIK                                        24           133
                                                                       -------

TOTAL PREFERRED STOCKS (cost of $674)                                      622
                                                                       -------

TOTAL INVESTMENTS - 100.0% (cost of $122,212)(g)                       124,452
                                                                       -------
SHORT-TERM OBLIGATIONS                                     PAR
--------------------------------------------------------------------------------
  Federal Home Loan Mortgage Corp.,
                   5.500%         11/01/96 (h)          $  3,277         3,277
                                                                       -------

OTHER ASSETS & LIABILITIES, NET                                        (27,804)
--------------------------------------------------------------------------------

NET ASSETS                                                            $ 99,925
                                                                       -------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
  (a)  Industry classification percentages are based on total investments.
       Total investments represents 124.5% of the Fund's net assets.
  (b) Currently zero coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
  (c)  Zero coupon bond.
  (d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At year end, the value of these securities amounted to $14,422 or 14.4% of net assets.
  (e)  Non-income producing.
  (f) Represents fair value as determined in good faith under the direction of the Trustees.
  (g)  Cost for federal income tax purposes is the same.
  (h)  Rate represents yield at date of purchase.

                  Acronym                                Name
                  -------                           ---------------
                  PIK                               Payment-In-Kind

See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                OCTOBER 31, 1996

(in thousands except for per share amount)
ASSETS
Investments at value (cost $122,212)                                  $124,452
Short-term obligations                                                   3,277
                                                                      --------
                                                                       127,729
Cash                                                $     1
Receivable for:
  Interest                                            2,908
  Investments sold                                      403
Other                                                    17              3,329
                                                    -------           --------
     Total Assets                                                      131,058

LIABILITIES
Payable for:
  Investments purchased                               2,117
  Distributions                                         827
  Interest                                              770
Accrued:
  Deferred Trustees fees                                  2
  Other                                                  17
Notes payable                                        27,400
                                                     ------
     Total Liabilities                                                  31,133
                                                                       -------

NET ASSETS at value for 14,506
  shares of beneficial interest outstanding                           $ 99,925
                                                                      --------

Net asset value per share                                             $   6.89
                                                                      --------

COMPOSITION OF NET ASSETS
Capital paid in                                                       $130,522
Undistributed net investment income                                        300
Accumulated net realized loss                                         (33,137)
Net unrealized appreciation                                              2,240
                                                                      --------
                                                                      $ 99,925
                                                                      --------

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 1996

(in thousands)
INVESTMENT INCOME
Interest                                                               $12,728
Dividends                                                                   36
                                                                       -------
                                                                        12,764
EXPENSES
Management fee                                       $  631
Transfer agent                                           53
Bookkeeping fee                                          43
Trustees fee                                             18
Custodian fee                                             3
Audit fee                                                62
Legal fee                                                67
Reports to shareholders                                   7
Other                                                    63
                                                     ------
   Total operating expenses                             947
Interest and amortization of deferred
  debt issuance expenses                              2,008              2,955
                                                     ------            -------
       Net Investment Income                                             9,809




NET REALIZED & UNREALIZED GAIN ON PORTFOLIO POSITIONS
Net realized gain                                     2,367
Net unrealized appreciation during
  the period                                          1,553
                                                    -------
       Net Gain                                                          3,920
                                                                       -------

Net Increase in Net Assets from Operations                             $13,729
                                                                       -------


See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS


                                                              Year ended
(in thousands)                                                October 31
                                                        ----------------------
INCREASE (DECREASE) IN NET ASSETS                         1996          1995
-------------------------------------------------------------------------------
Operations:
Net investment income                                    $ 9,809       $ 9,734
Net realized gain (loss)                                   2,367        (2,047)
Net unrealized appreciation                                1,553         6,871
                                                         -------       -------
     Net Increase from Operations                         13,729        14,558
Distributions from net investment income                  (9,870)       (9,784)
                                                         -------       -------
                                                           3,859         4,774
Fund share transactions
   Value of distributions reinvested                       2,082         1,691
                                                         -------       -------
        Total Increase                                     5,941         6,465
NET ASSETS
   Beginning of period                                    93,984        87,519
                                                         -------       -------
   End of period (including undistributed net
     investment income of $300 and $131,
     respectively)                                       $99,925       $93,984
                                                         -------       -------

NUMBER OF FUND SHARES
Issued for distributions reinvested                          308           260
   Outstanding at
     Beginning of period                                  14,198        13,938
                                                         -------       -------
     End of period                                        14,506        14,198
                                                         -------       -------




See notes to financial statements.

                             STATEMENT OF CASH FLOWS


                                                                   Year ended
(in thousands)                                                     October 31
                                                                   -----------
INCREASE (DECREASE) IN NET ASSETS                                     1996
                                                                   -----------
Operations:
Net investment income (a)                                             $ 8,423
Net decrease in cash from investment activity (b)                        (637)
                                                                      --------
    Net Increase from Operations                                        7,786
Distributions from net investment income                               (7,785)
                                                                      --------
                                                                            1
Cash
   Beginning of period                                                      0
                                                                      --------
   End of period                                                      $     1
                                                                      --------



Notes to statement of cash flows:
a)  Reconciliation of net investment income:
       Net investment income per books               $    9,809
       Net change in assets and liabilities related
         to income and expenses, including net
        accretion and amortization                       (1,386)
                                                     ----------
       Net investment income-cash basis              $    8,423
                                                     ----------

b)  Net decrease in cash from investment
       activity
      Receipts for investments sold                   1,347,928
      Cost of investments purchased                  (1,348,565)
                                                     ----------
                                                           (637)
                                                     ----------



See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1996

NOTE 1. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
Organization: Colonial Intermediate High Income Fund (the Fund), is a Massachusetts business trust registered under the Investment Company
Act of 1940, as amended, as a diversified, closed-end, management investment company. The Fund's investment objective is to provide high current income by investing in high yield fixed-income securities. The
Fund may issue an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions: Debt securities are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Statement of cash flows: Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the

                 Notes to Financial Statements/October 31, 1996
--------------------------------------------------------------------------------
NOTE 1. ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
Statement of cash flows - cont.
Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at October
31, 1996.

Federal income taxes: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Interest Income, debt discount and premium: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Other:  Corporate actions are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
Management fee: Colonial Management Associates, Inc. (the Adviser) is the investment adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Fund's average weekly net assets.

Bookkeeping fee: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

                      Notes to Financial Statements/October 31, 1996
--------------------------------------------------------------------------------
Other: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
Investment activity: During the year ended October 31, 1996, purchases and sales of investments, other than short-term obligations, were $114,055,123 and $109,128,791, respectively, of which $4,041,328 and
$5,347,659, respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at October 31, 1996, based on cost of investments for both financial statement and federal income tax purposes was:

   Gross unrealized appreciation                          $ 3,890,945
   Gross unrealized depreciation                           (1,651,003)
                                                          -----------
           Net unrealized appreciation                     $2,239,942
                                                          -----------

Capital loss carryforwards: At October 31, 1996, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                Year of                                   Capital loss
              expiration                                  carryforward
              ----------                                  ------------
                 1998                                     $ 2,892,000
                 1999                                      18,676,000
                 2000                                       9,467,000
                 2003                                       2,103,000
                                                          -----------
                                                          $33,138,000
                                                          -----------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

Other: The Fund may focus its investments in certain industries, sub-jecting it to greater risk than a fund that is more diversified.

NOTE 4.  LOAN AGREEMENT
--------------------------------------------------------------------------------
On July 15, 1996, the Fund redeemed its Senior Extendible Notes and replaced them with a three-year, $27,400,000 term loan with Bank of America Illinois which bears interest at 7.33% annually. The Fund is required to maintain certain asset coverage with respect to the loan.

                 Notes to Financial Statements/October 31, 1996
--------------------------------------------------------------------------------
NOTE 5. RESULTS OF ANNUAL SHAREHOLDER MEETING (UNAUDITED)
--------------------------------------------------------------------------------
On June 28, 1996, the Annual Meeting of Shareholders of the Fund was held to elect four Trustees and to ratify the selection of Price
Waterhouse LLP as independent accountants for the fiscal year ending
October 31, 1996. On May 8, 1996, the record date of the Meeting, the
Fund had outstanding 14,354,229 shares of beneficial interest. The votes cast at the Meeting were as follows:

Election of four Trustees:
                                                FOR           AGAINST
                                                ---           -------
Tom Bleasdale                               11,365,543        232,362
Lora S. Collins                             11,362,951        234,954
William D. Ireland, Jr.                     11,353,816        244,089
John J. Neuhauser                           11,368,893        229,012

The Board of Trustees also consists of Robert J. Birnbaum, James E. Grinnell, Richard W. Lowry, William E. Mayer, James L. Moody, Jr., George L. Shinn, Robert L. Sullivan and Sinclair Weeks, Jr.

Ratification of the selection of Price Waterhouse LLP as independent accountants:

        FOR                   AGAINST                          ABSTAIN
        ---                   -------                          -------
    11,259,645                 89,978                          248,282

                              FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:


                                                  Year ended October 31
                                            ----------------------------------
                                              1996         1995         1994
Net asset value -
  Beginning of period                       $6.620       $6.280       $6.920
                                            ------       ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                        0.699        0.696        0.693
Net realized and unrealized gain (loss)      0.258        0.340       (0.587)
                                            ------       ------       ------
  Total from Investment Operations           0.957        1.036        0.106
                                            ------       ------       ------

LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                  (0.687)      (0.696)      (0.746)
                                            ------       ------       ------
Net asset value -
  End of period                             $6.890       $6.620       $6.280
                                            ------       ------       ------

Market price per share                      $7.125       $6.875       $5.750
                                            ------       ------       ------
Total return - based on market value (a)     14.62%       33.00%       (2.80)%
                                            ------       ------       ------

RATIOS TO AVERAGE NET ASSETS
Operating expenses                            0.98%(b)     0.95%(b)     0.97%
Interest and amortization of
  deferred debt issuance expenses             2.07%        1.94%        1.91%
Net investment income                        10.11%(b)    10.76%(b)    10.40%
Portfolio turnover                              92%          92%         160%
Net assets at end of period (000)          $99,925      $93,984      $87,519

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.

                          FINANCIAL HIGHLIGHTS - CONT.

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                                     Year ended October 31
                                                  ---------------------------
                                                     1993              1992
Net asset value -
  Beginning of period                              $ 6.430           $ 6.290
                                                   -------           -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.709             0.773
Net realized and unrealized gain                     0.497             0.142
                                                   -------           -------
  Total from Investment Operations                   1.206             0.915
                                                   -------           -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                          (0.716)           (0.775)
                                                   -------           -------
Net asset value -
  End of period                                    $ 6.920           $ 6.430
                                                   -------           -------

Market price per share                             $ 6.625           $ 6.250
                                                   -------           -------
Total return - based on market value (a)             17.89%            17.39%
                                                   -------           -------

RATIOS TO AVERAGE NET ASSETS
Operating expenses                                    1.00%             1.00%
Interest and amortization of
  deferred debt issuance expenses                     2.66%             3.24%
Net investment income                                10.62%            11.98%
Portfolio turnover                                     135%               78%
Net assets at end of period (000)                  $95,164           $87,149

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.


------------------------------------------------------------------------------

    SENIOR SECURITIES OF COLONIAL INTERMEDIATE HIGH INCOME FUND: (UNAUDITED)

                                            Involuntary
              Total             Asset        liquidating         Approximate
             amount           coverage       preference          market value
Year       outstanding        per share       per unit             per unit
----       -----------        ---------      -----------         ------------
1996       $27,400,000          365%             NA                 100
1995       $27,400,000          354%             NA                 100
1994       $27,400,000          343%             NA                 100
1993       $27,400,000          319%             NA                 100
1992       $27,400,000          347%             NA                 100
1991       $27,400,000          318%             NA                 100

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND THE SHAREHOLDERS OF COLONIAL INTERMEDIATE
  HIGH INCOME FUND

    In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Intermediate High Income Fund at October 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.





PRICE WATERHOUSE LLP
Boston, Massachusetts
December 10, 1996

                           Dividend Reinvestment Plan

The Fund generally distributes net investment income monthly and capital gains annually. Under the Fund's Dividend Reinvestment Plan (the "Plan") all distributions will be reinvested automatically in additional shares of the Fund, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges will be paid by the Fund. No brokerage charges are incurred on shares issued directly by the Fund. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 90 days written notice to the Plan participants. All correspondence concerning the Plan should be directed to First Data Investors Services Group, the Plan agent, by mail at P.O. Box 1376, Boston, MA 02104 or by phone at 1-800-331-1710.

                    Important Information About This Report

The Transfer Agent for Colonial Intermediate High Income Fund is:
First Data Investors Services Group
P.O. Box 1376
Boston, MA 02104
1-800-331-1710


Colonial Intermediate High Income Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial Intermediate High Income Fund.

[Graphic of the US flag]
Colonial
Mutual Funds

Mutual Funds for
Planned Portfolios

                                    Trustees

Robert J. Birnbaum
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

Tom Bleasdale
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin &
Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

William D. Ireland, Jr.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

William E. Mayer
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

John J. Neuhauser
Dean, Boston College School of Management

George L. Shinn
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

Robert L. Sullivan
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

Sinclair Weeks, Jr.
Chairman of the Board, Reed & Barton Corporation

[Recycle Logo] PRINTED ON RECYCLED PAPER


        Colonial Investment Services, Inc., Distributor Copy Rights 1996
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750
                           IH-02/977C-1096 M (12/96)